Property, Plant and Equipment - Acquisition Cost and Accumulated Depreciation (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	¥ 1,386,370
End of period	1,453,917	¥ 1,386,370
Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	2,084,124	2,170,778
Additions	213,738	140,949
Transfers	0	(62,423)
Disposals and other decreases	(133,553)	(34,314)
Reclassification to assets held for sale (Note 19)	(38,649)	(82,875)
Foreign currency translation differences	66,269	(47,722)
Other	(194)	(269)
End of period	2,191,735	2,084,124
Acquisition cost | Previously stated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		1,971,522
End of period
Acquisition cost | Adoption of IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		199,256
End of period
Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(697,754)	(639,591)
Depreciation expenses	(124,404)	(138,754)
Impairment losses	(436)	(20,015)
Transfers	0	41,914
Disposals and other decreases	86,119	20,493
Reclassification to assets held for sale (Note 19)	23,238	23,010
Foreign currency translation differences	(23,732)	16,755
Other	(849)	(1,566)
End of period	(737,818)	(697,754)
Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	1,386,370	1,531,187
End of period	1,453,917	1,386,370
Buildings and structures | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	1,072,003	1,145,031
Additions	109,034	23,745
Transfers	27,164	(35,993)
Disposals and other decreases	(91,232)	(14,354)
Reclassification to assets held for sale (Note 19)	(13,413)	(26,786)
Foreign currency translation differences	29,853	(18,979)
Other	(3)	(661)
End of period	1,133,406	1,072,003
Buildings and structures | Acquisition cost | Previously stated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		957,045
End of period
Buildings and structures | Acquisition cost | Adoption of IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		187,986
End of period
Buildings and structures | Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(263,244)	(250,148)
Depreciation expenses	(53,061)	(60,570)
Impairment losses	(161)	(18,057)
Transfers	0	37,101
Disposals and other decreases	53,017	3,842
Reclassification to assets held for sale (Note 19)	6,319	17,600
Foreign currency translation differences	(9,037)	7,427
Other	(538)	(439)
End of period	(266,705)	(263,244)
Buildings and structures | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	808,759	894,883
End of period	866,701	808,759
Machinery and vehicles | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	659,692	660,196
Additions	22,318	11,548
Transfers	32,125	23,232
Disposals and other decreases	(24,306)	(10,391)
Reclassification to assets held for sale (Note 19)	(21,030)	(7,042)
Foreign currency translation differences	17,398	(16,990)
Other	(62)	(861)
End of period	686,135	659,692
Machinery and vehicles | Acquisition cost | Previously stated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		648,974
End of period
Machinery and vehicles | Acquisition cost | Adoption of IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		11,222
End of period
Machinery and vehicles | Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(345,635)	(311,317)
Depreciation expenses	(55,794)	(58,860)
Impairment losses	(105)	(710)
Transfers	0	3,931
Disposals and other decreases	18,978	7,816
Reclassification to assets held for sale (Note 19)	14,748	5,158
Foreign currency translation differences	(6,716)	6,856
Other	(321)	1,491
End of period	(374,845)	(345,635)
Machinery and vehicles | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	314,057	348,879
End of period	311,290	314,057
Tools, furniture, and fixtures | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	128,854	122,184
Additions	8,376	10,269
Transfers	5,523	8,153
Disposals and other decreases	(14,172)	(9,374)
Reclassification to assets held for sale (Note 19)	(3,071)	(296)
Foreign currency translation differences	8,444	(4,012)
Other	(125)	1,930
End of period	133,829	128,854
Tools, furniture, and fixtures | Acquisition cost | Previously stated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		122,136
End of period
Tools, furniture, and fixtures | Acquisition cost | Adoption of IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		48
End of period
Tools, furniture, and fixtures | Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(85,133)	(74,962)
Depreciation expenses	(15,549)	(19,324)
Impairment losses	(67)	(647)
Transfers	0	882
Disposals and other decreases	13,508	8,835
Reclassification to assets held for sale (Note 19)	2,171	252
Foreign currency translation differences	(7,807)	2,449
Other	11	(2,618)
End of period	(92,866)	(85,133)
Tools, furniture, and fixtures | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	43,721	47,222
End of period	40,963	43,721
Land | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	96,629	100,808
Additions	0	2,290
Transfers	(145)	11
Disposals and other decreases	(2,917)	0
Reclassification to assets held for sale (Note 19)	(808)	(3,465)
Foreign currency translation differences	2,475	(3,015)
Other	1	0
End of period	95,235	96,629
Land | Acquisition cost | Previously stated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		100,808
End of period
Land | Acquisition cost | Adoption of IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		0
End of period
Land | Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(960)	(374)
Depreciation expenses	0	0
Impairment losses	0	(601)
Transfers	0	0
Disposals and other decreases	601	0
Reclassification to assets held for sale (Note 19)	0	0
Foreign currency translation differences	(72)	15
Other	0	0
End of period	(431)	(960)
Land | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	95,669	100,434
End of period	94,804	95,669
Construction in progress | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	126,946	142,559
Additions	74,010	93,097
Transfers	(64,667)	(57,826)
Disposals and other decreases	(926)	(195)
Reclassification to assets held for sale (Note 19)	(327)	(45,286)
Foreign currency translation differences	8,099	(4,726)
Other	(5)	(677)
End of period	143,130	126,946
Construction in progress | Acquisition cost | Previously stated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		142,559
End of period
Construction in progress | Acquisition cost | Adoption of IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period		0
End of period
Construction in progress | Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(2,782)	(2,790)
Depreciation expenses	0	0
Impairment losses	(103)	0
Transfers	0	0
Disposals and other decreases	15	0
Reclassification to assets held for sale (Note 19)	0	0
Foreign currency translation differences	(100)	8
Other	(1)	0
End of period	(2,971)	(2,782)
Construction in progress | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	124,164	139,769
End of period	¥ 140,159	¥ 124,164